Share-Based Compensation Expenses (Details 2)	12 Months Ended
Dec. 31, 2019 ¥ / shares shares
Options grant on January 3, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	75,173,492
Exercise price	¥ 0.50
Fair value of option	1.26
Fair value of ordinary shares	¥ 1.72
Second options grant on January 3, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	112,760,238
Exercise price	¥ 0.50
Fair value of option	1.27
Fair value of ordinary shares	¥ 1.72
Options grant on December 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	83,772,346
Exercise price	¥ 1.00
Fair value of option	0.71
Fair value of ordinary shares	¥ 1.40
Second options grant on December 31, 2019 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted | shares	35,902,434
Exercise price	¥ 1.00
Fair value of option	0.75
Fair value of ordinary shares	¥ 1.40